Consolidated Statements of Partners' Capital (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common units issued to independent directors and employees	6,344	12,554	5,522
Common units in acquisition		390,000	1,578,947
Common units issued		4,325,000
Common units redeemed		299
Class B Units
Conversion of stock, number of common units converted		3,750,000